Supplement to the

Fidelity Fifty® (FFTYX), Fidelity® Fund (FFIDX), Fidelity Growth Discovery Fund (FDSVX),
and Fidelity Mega Cap Stock Fund (FGRTX)

Fidelity Fund is a Class of shares of Fidelity Fund;
Fidelity Growth Discovery Fund is a Class of shares of Fidelity Growth Discovery Fund;
and Fidelity Mega Cap Stock Fund is a Class of shares of Fidelity Mega Cap Stock Fund

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

The following information replaces similar information found in the "Description of the Trust" section on page 55.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Growth Discovery Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Mega Cap Stock Fund and Fidelity Fifty. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Fund and Fidelity Growth Discovery Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

HSTB-15-01  June 1, 2015
1.798959.116

Supplement to the

Fidelity Advisor® Mega Cap Stock Fund

Class A (FGTAX), Class T (FTGRX), Class B (FGRBX), Class C (FGRCX), and Institutional Class (FTRIX)

Classes of shares of Fidelity® Mega Cap Stock Fund

A Fund of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGII-AGIIIB-15-01  June 1, 2015
1.881212.107

Supplement to the
Fidelity Advisor® Mega Cap Stock Fund
Institutional Class
August 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGIII-15-01  June, 1 2015
1.896337.108